SIGNIFICANT ACCOUNTING POLICIES - Interests in Joint Operations (Details) - UTE Ertach - Cablevision		12 Months Ended
	Apr. 26, 2019	Dec. 31, 2020
Interests in Joint Operations
Ownership interest in joint venture (in percentage)		50.00%
Extension period for agreement	6 months
Period that could be extended the UTE agreement since the signing of the new agreement with the next suppliers		18 months